Sept

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 73.4%
	Canada - 5.8%
6,611	Franco-Nevada Corporation	$ 1,370,328
27,853	Quebecor, Inc., Class B	1,049,127
22,962	TC Energy Corporation	1,264,393
		3,683,848
	Cayman Islands - 2.7%
3,421	Baidu, Inc. - ADR(a)	446,988
16,641	Tencent Holdings Ltd. - ADR	1,273,868
		1,720,856
	Denmark - 1.6%
30,248	ISS A/S	1,030,591

	France - 11.2%
1,654	Air Liquide S.A.	310,773
13,824	BNP Paribas S.A.	1,307,416
71,065	Credit Agricole S.A.	1,462,595
30,064	Edenred S.E.	664,374
4,289	Remy Cointreau S.A.	183,673
5,081	Schneider Electric S.E.	1,389,577
14,120	Sodexo S.A.	723,214
6,994	Vinci S.A.	983,613
107,550	Worldline S.A.(a),(b)	196,127
		7,221,362
	Hong Kong - 2.0%
24,600	Hong Kong Exchanges & Clearing Ltd.	1,287,102

	Ireland - 1.6%
29,604	Ryanair Holdings plc	1,020,338

	Israel - 1.7%
194,226	ICL Group Ltd.	1,116,320

	Japan - 5.5%
43,915	FANUC Corporation	1,709,105
26,436	Nagaileben Company Ltd.	303,786

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 73.4% (Continued)
	Japan - 5.5% (Continued)
8,597	Shimano, Inc.	$ 899,060
39,937	Shiseido Company Ltd.	581,241
		3,493,192
	Luxembourg - 2.2%
19,075	Eurofins Scientific S.E.	1,394,464

	Mexico - 2.0%
437,467	Megacable Holdings S.A.B. de C.V.	1,258,983

	Netherlands - 1.4%
5,781	Heineken N.V.	476,815
9,254	Koninklijke Vopak N.V.	412,218
		889,033
	Singapore - 3.9%
69,905	Oversea-Chinese Banking Corporation Ltd.	1,073,949
106,310	Singapore Exchange Ltd.	1,399,437
		2,473,386
	Spain - 4.0%
135,128	Banco Santander S.A.	1,589,998
27,554	Logista Integral S.A.	974,025
		2,564,023
	Sweden - 3.6%
19,255	Loomis A.B.	813,329
69,120	Skandinaviska Enskilda Banken A.B.	1,457,280
		2,270,609
	Switzerland - 3.6%
688	Barry Callebaut A.G.	1,124,706
11,520	Nestle S.A.	1,143,349
		2,268,055
	United States - 20.6%
2,632	Carlisle Companies, Inc.	841,872
8,920	CarMax, Inc.(a)	344,669
6,144	Chevron Corporation	936,407
2,147	Corpay, Inc.(a)	646,097

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 73.4% (Continued)
	United States - 20.6% (Continued)
9,077	Dollar General Corporation	$ 1,205,153
8,426	Emerson Electric Company	1,118,299
30,397	Envista Holdings Corporation(a)	659,919
9,914	Henry Schein, Inc.(a)	749,300
2,142	McDonald's Corporation	654,659
8,355	O'Reilly Automotive, Inc.(a)	762,060
5,154	Ross Stores, Inc.	928,442
7,357	Scotts Miracle-Gro Company (The)	429,281
6,998	Southern Copper Corporation	1,004,000
3,000	Tesla, Inc.(a)	1,349,160
7,872	Walt Disney Company (The)	895,597
669	WW Grainger, Inc.	675,054
		13,199,969

	TOTAL COMMON STOCKS (Cost $35,794,053)	46,892,131

	EXCHANGE-TRADED FUNDS — 8.7%
	United States - 8.7%
13,995	State Street SPDR Gold Shares(a)	5,546,358

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,730,622)	5,546,358

	SHORT-TERM INVESTMENTS — 18.1%
	MONEY MARKET FUNDS - 18.1%
11,532,473	State Street Institutional Treasury Plus Money, Trust Class, 3.65% (Cost $11,532,473)(c)	11,532,473

	TOTAL SHORT-TERM INVESTMENTS (Cost $11,532,473)	11,532,473

	TOTAL INVESTMENTS - 100.2% (Cost $49,057,148)	$ 63,970,962
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(115,194)
	NET ASSETS - 100.0%	$ 63,855,768

A.B.	- Aktiebolag
A.G.	- Aktiengesellschaft
ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
S.A.	- Soci?t? Anonyme
S.A.B. de C.V.	- Sociedad An?nima Burs?til de Capital Variable
S.E.	- Soci?t? Europ?ene
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025 the total market value of 144A securities is 196,127 or 0.3% of net assets.
(c)	Rate disclosed is the seven day effective yield as of December 31, 2025.